Advance to Suppliers	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

NOTE 9 — ADVANCE TO SUPPLIERS

The advance to suppliers substantially refers to payments in advances for raw materials (beans) suppliers.

			Change
	09/30/2025	12/31/2024	$	%
Advance to Suppliers	119,825	114,112	5,713	5%
	119,825	114,112	5,713	5%

NOTE 9 — ADVANCE TO SUPPLIERS

The advance to suppliers substantially refers to payments in advances for raw materials (beans) suppliers.

			Change
	12/31/2024	12/31/2023	$	%
Advance to Suppliers	114,112	149,553	(35,441)	-24%
	114,112	149,553	(35,441)	-24%